UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended March 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Cardinal Capital Management, LLC

Address: One Fawcett Place
         Greenwich, CT  06830

13F File Number: 28-07760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Amy K. Minella
Title: Managing Director
Phone: (203) 863-8981

Signature, Place and Date of Signing:


/s/ Amy. K. Minella         Greenwich, CT               May 8, 2003
-----------------------     -------------------------   ----------------------
      [Signature]                 [City, State]                 [Date]

Report Type: (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total: $319,396
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.            Form 13F File Number               Name

               28-
----           -------------------                ----------------------------

[Repeat as necessary.]

                          FORM 13F INFORMATION TABLE

Cardinal Capital Management, L.L.C.
FORM 13F
31-Mar-03

                                                                                                    Voting Authority
                                                                                                    ----------------
                                                           Value     Shares/    Invstmt  Other
Name of Issuer            Title of class     CUSIP         (x$1000)  Prn Amt    Dscretn  Managers  Sole     Shared  None
--------------            --------------     -----         --------  -------    -------  --------  ----     ------  ----
Advanced PCS              Common Stock       00790K109       $4,256    150,168  Sole                72,550           77,618
Albemarle Corp            Common Stock       012653101       $4,057    166,600  Sole                81,900           84,700
Apogee Enterprises, Inc.  Common Stock       037598109       $5,165    628,300  Sole               292,400          335,900
Caremark Rx Inc.          Common Stock       141705103       $9,270    510,750  Sole               236,850          273,900
Chemed Corp               Common Stock       163596109       $8,613    271,800  Sole               126,550          145,250
Chesapeake Energy         Common Stock       165167107       $4,840    615,800  Sole               287,800          328,000
Columbian Rope Co.        Common Stock       198684102       $1,060      6,840  Sole                                  6,840
Constellation Brands      Common Stock       21036P108      $12,810    564,300  Sole               265,000          299,300
Crescent Real Estate      Common Stock       225756105       $2,990    207,900  Sole                97,900          110,000
Crown City Plating Co     Common Stock       228237103         $186     35,500  Sole                                 35,500
Dade Behring Holding      Common Stock       23342J206       $6,075    324,000  Sole               151,100          172,900
Del Monte Foods           Common Stock       24522P103       $8,476  1,136,200  Sole               526,900          609,300
Deluxe Corp.              Common Stock       248019101      $12,605    314,100  Sole               147,100          167,000
Newhall Land & Farm       Common Stock       651426108       $3,451    118,700  Sole                59,100           59,600
Oxford Health Plans       Common Stock       691471106      $13,333    439,150  Sole               205,450          233,700
Pico US                   Common Stock       693366205         $199     16,000  Sole                                 16,000
Pier 1 Imports Inc.       Common Stock       720279108       $8,195    516,700  Sole               240,800          275,900
Pittston Brink's Grp.     Common Stock       725701106       $5,635    406,600  Sole               189,200          217,400
Playtex                   Common Stock       72813P100       $7,804    968,300  Sole               451,300          517,000
Polymedica Corp.          Common Stock       731738100       $7,183    235,900  Sole               108,500          127,400
Pope & Talbot Inc.        Common Stock       732827100       $1,059     84,400  Sole                41,300           43,100
RH Donnelley Corp.        Common Stock       74955W307      $12,755    429,740  Sole               200,540          229,200
Right Mgmt.               Common Stock       766573109       $3,592    276,500  Sole               136,250          140,250
Serologicals Corp.        Common Stock       817523103         $938    110,400  Sole                47,800           62,600
Silgan Holdings Inc.      Common Stock       827048109       $4,390    198,000  Sole                92,000          106,000
Speedway Motorsports      Common Stock       847788106      $10,909    462,450  Sole               216,350          246,100
Storage Technology        Common Stock       862111200       $3,536    174,900  Sole                83,000           91,900
Summit Properties Inc.    Common Stock       866239106       $3,430    185,400  Sole                85,800           99,600
Triarc Co. Inc.           Common Stock       895927101      $14,159    508,400  Sole               239,200          269,200
Trizec Properties Inc.    Common Stock       89687P107       $4,861    571,900  Sole               267,100          304,800
United Defense Ind.       Common Stock       91018B104      $13,137    607,070  Sole               295,200          311,870
Viad Corp.                Common Stock       92552R109      $11,395    531,470  Sole               249,330          282,140
W.P. Stewart & Co.        Common Stock       G84922106       $1,647     96,700  Sole                45,000           51,700
Wellsford Real Prpts.     Common Stock       950240200       $3,162    217,800  Sole                97,200          120,600
REPORT SUMMARY                                             $319,396

01269.0001 #398562